UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Ohio Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Ohio - 98.9%

                        ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN (c):
           $  10,820         Series 2003-34, 2.03% due 12/01/2011 (d)                                           $    10,820
               5,000         Series 2004-23, 2.03% due 12/01/2011 (b)                                                 5,000

                        ABN AMRO Munitops Certificates Trust Revenue Bonds, Ohio, VRDN (a)(c):
               5,000         Series 2004-4, 1.10% due 6/01/2011                                                       5,000
               7,595         South-Western City School District, Series 2001-7, 2.03% due 12/01/2007                  7,595

               4,930    ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District, VRDN,
                        Series 2001-3, 2.03% due 6/01/2009 (c)(e)                                                     4,930

               2,000    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 2.03% due
                        12/01/2020 (b)(c)                                                                             2,000

               1,325    Allen County, Ohio, GO, BAN, 1.95% due 9/07/2005                                              1,326

               2,805    Anthony Wayne, Ohio, Local School District, GO, BAN, 2% due 1/18/2005                         2,806

               1,300    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                        Center Project), VRDN, 2.02% due 12/01/2007 (c)                                               1,300

                  35    Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT, 2.15% due
                        6/01/2005 (c)                                                                                    35

                        Barberton, Ohio, GO:
               2,255         Refunding and Improvement Notes, 2% due 4/13/2005                                        2,261
               1,420         State Improvement Notes, 1.98% due 11/17/2005                                            1,433

               3,600    Bryan, Ohio, GO, BAN, 2.675% due 12/01/2005                                                   3,610

               9,080    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 2.04% due
                        9/01/2020 (c)                                                                                 9,080

                        Cincinnati, Ohio, City School District, GO:
               3,845         PUTTERS, VRDN, Series 315, 2.01% due 6/01/2010 (c)(d)                                    3,845
               8,250         (School Computer Technology), BAN, 2.50% due 9/09/2005                                   8,300

                        Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN (c):
               4,600         (Memorial Hospital Project), Series A-1, 2.07% due 8/01/2022                             4,600
               2,570         (Saint Luke's Hospital Project), 2.07% due 12/01/2006                                    2,570
               4,300         Series D-1, 2.07% due 12/01/2015                                                         4,300


Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes


CMA Ohio Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Ohio (concluded)

           $   5,587    Clipper Tax-Exempt Trust, Ohio, COP, VRDN, AMT, Series 2000-04, 2.11% due
                        6/01/2005 (c)                                                                           $     5,587

               5,225    Columbus, Ohio, City School District, GO, ROCS, VRDN, Series II-R-2128, 2.03% due
                        12/01/2021 (c)(d)                                                                             5,225

               7,035    Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                        (West Bay Apartments Project), VRDN, AMT, 2.10% due 12/01/2034 (c)                            7,035

               1,000    Coshocton, Ohio, GO, BAN, 1.75% due 2/25/2005                                                 1,001

               5,585    Cuyahoga County, Ohio, BAN, 2.50% due 9/15/2005                                               5,620

               4,635    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                        VRDN, 2.07% due 6/01/2022 (c)                                                                 4,635

               3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 2.03% due
                        7/01/2031 (c)                                                                                 3,000

                        Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
               4,425         (A.M. McGregor Home Project), 2.03% due 1/01/2034                                        4,425
               3,325         (Catholic Charities Facilities), 2.06% due 7/01/2012                                     3,325

               4,900    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                        System), VRDN, 2.03% due 11/01/2030 (c)                                                       4,900

                        Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                 820         (Curtiss Wright Project), 2.11% due 12/01/2008                                             820
               2,050         (Parma Care Center Inc. Project), AMT, 2.07% due 12/01/2011                              2,050

                        Cuyahoga County, Ohio, IDR, VRDN (c):
                 390         (Athens Pastries Inc. Project), AMT, 2.14% due 6/03/2009                                   390
                 225         (Erieview Metal Treating Project), 2.14% due 5/05/2010                                     225
               3,615         (King Nut Project), AMT, 2.14% due 5/01/2021                                             3,615

               2,650    Dayton, Ohio, GO, BAN, AMT, 3% due 7/07/2005                                                  2,663

               3,600    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                        Series A, 2.04% due 12/01/2022 (c)                                                            3,600

               2,020    Delaware, Ohio, GO, BAN, 2.50% due 6/08/2005                                                  2,027

               3,370    Dover, Ohio, Improvement Notes, GO, 1.75% due 4/07/2005                                       3,376

               5,100    Dover, Ohio, Municipal Electric System Improvement Notes, GO, 1.75% due 1/13/2005             5,101

               2,000    Eagle Tax-Exempt Trust, Cincinnatti, Ohio, City School District, GO, VRDN, Series
                        2004-34, Class A, 2.03% due 12/01/2031 (c)                                                    2,000

               4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98, Class 3501,
                        2.03% due 1/01/2021 (c)                                                                       4,000

                        Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                        Series 95 (c):
              15,000         Class 3501, 2.03% due 7/01/2015                                                         15,000
               5,800         Class 3502, 2.03% due 7/01/2015                                                          5,800

               1,630    Fairborn, Ohio, GO, BAN, Series A, 2.25% due 8/04/2005                                        1,635

               2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 2% due
                        5/01/2007 (c)                                                                                 2,500

               1,200    Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 2.17%
                        due 4/01/2007 (c)                                                                             1,200

               1,950    Grandville, Ohio, Exempt Village School District, GO, BAN, 3% due 6/23/2005                   1,959

                 395    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 2.14% due 9/01/2016 (c)          395

                        Hamilton County, Ohio, EDR, VRDN (c):
                 346         (Cincinnati Performing Arts), 2.04% due 6/15/2005                                          346
               4,800         (The Contemporary Arts Center), 2.03% due 11/01/2021                                     4,800

               4,145    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity Senior
                        Care), VRDN, 2.06% due 8/01/2027 (c)                                                          4,145

               1,240    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 2.01% due 12/01/2026 (c)           1,240

               1,160    Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT, 2.14% due
                        6/01/2014 (c)                                                                                 1,160

               6,010    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN, AMT,
                        Series A, 2.09% due 1/01/2031 (c)                                                             6,010

               2,285    Henry County, Ohio, GO, BAN, 1.75% due 3/24/2005                                              2,288

                 725    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 2.14% due 12/01/2014 (c)               725

               2,880    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 2.06% due
                        12/01/2016 (c)                                                                                2,880

               2,780    Kent, Ohio, GO, BAN, 2.75% due 10/20/2005                                                     2,799

               5,000    Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital Project),
                        VRDN, 2.03% due 12/01/2029 (c)                                                                5,000

                        Lake County, Ohio, GO, BAN:
               2,000         2% due 4/14/2005                                                                         2,005
               1,935         2.50% due 7/27/2005                                                                      1,943

               1,000    Lancaster, Ohio, GO, BAN, 1.90% due 3/09/2005                                                 1,001

               2,500    Lebanon, Ohio, Limited Tax, GO, BAN, 3% due 9/21/2005                                         2,523

               2,100    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 2.14% due 11/01/2021 (c)      2,100

               1,415    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 2.09% due
                        5/01/2010 (c)                                                                                 1,415

                        Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
                  75         (Sunshine Children's Home Project), 2.16% due 12/01/2007                                    75
               1,175         (Sunshine Inc.-Northwest Ohio Project), 2.11% due 6/02/2014                              1,175

               1,960    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 2.14% due
                        12/01/2032 (c)                                                                                1,960

               1,670    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                        2.06% due 2/01/2017 (c)                                                                       1,670

               3,702    Marion, Ohio, GO, BAN, 2.75% due 10/19/2005                                                   3,728

               5,250    Martins Ferry, Ohio, City School District, GO, BAN, 3% due 6/28/2005                          5,273

               2,130    Marysville, Ohio, GO, Sewer Notes, 3% due 6/01/2005                                           2,140

               6,800    Marysville, Ohio, Tax Increment Financing Revenue Notes, 2.75% due 9/14/2005                  6,848

               6,700    Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.95% due 12/01/2017 (c)                      6,700

               2,000    Mason, Ohio, GO (Western Row Road Project), BAN, 3% due 6/30/2005                             2,013

               1,350    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 2.14% due 11/01/2018 (c)          1,350

               3,000    Mayfield Heights, Ohio, GO, BAN, 2% due 1/27/2005                                             3,002

               1,090    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 2.14% due
                        9/01/2012 (c)                                                                                 1,090

                        Middletown, Ohio, City School District, GO:
               5,000         BAN, 2.50% due 6/09/2005                                                                 5,016
               4,905         ROCS, VRDN, Series II-R-303, 2.03% due 12/01/2031 (b)(c)                                 4,905

               4,117    Middletown, Ohio, GO, BAN, 2.25% due 5/19/2005                                                4,129

               1,300    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 2.06% due
                        4/01/2011 (c)                                                                                 1,300

                        Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
               2,475         (Kettering Affiliated Project), 2.10% due 5/01/2022                                      2,475
               1,625         (South Community Inc. Project), 2.11% due 9/01/2014                                      1,625

               1,560    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                        2.15% due 12/01/2013 (c)                                                                      1,560

               5,810    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                        Apartments), VRDN, AMT, 2.11% due 12/01/2027 (c)                                              5,810

               2,405    Morrow County, Ohio, GO, Refunding, BAN, 2.50% due 7/20/2005                                  2,415

               3,610    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State Turnpike
                        Commission), VRDN, Series 2000-104, Class A, 2.02% due 11/14/2017 (b)(c)                      3,610

               1,250    North Canton, Ohio, Water System Improvement, GO, Series 2004-2, 2.50% due 2/16/2005          1,251

                 365    Ohio State Air Quality Development Authority, PCR (Ohio Edison Company), VRDN, AMT,
                        Series C, 1.95% due 9/01/2018 (c)                                                               365

                        Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati Gas
                        and Electric), VRDN (c):
               2,100         Series A, 2.15% due 9/01/2030                                                            2,100
               2,100         Series B, 2.12% due 9/01/2030                                                            2,100

                        Ohio State, GO, VRDN (c):
               1,500         FLOATS, Series 945, 2.02% due 6/15/2011                                                  1,500
               9,580         PUTTERS, Series 306, 2.01% due 11/01/2018                                                9,580

               2,705    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                        Nazareth College Project), VRDN, 2.06% due 9/01/2009 (c)                                      2,705

               2,075    Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds (Pooled
                        Financing), VRDN, 2.05% due 12/01/2016 (c)                                                    2,075


               2,700    Ohio State, IDR (University Forest Products Project), VRDN, AMT, 2.14% due 10/01/2020 (c)     2,700

                        Ohio State Solid Waste Revenue Bonds, VRDN, AMT (c):
               5,800         (BP Exploration and Oil Inc. Project), 2.03% due 2/01/2033                               5,800
               3,200         (BP Exploration and Oil Project), 2.03% due 8/01/2034                                    3,200
               2,000         (BP Products of North America), 2.03% due 8/01/2034                                      2,000

               3,500    Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North America), VRDN,
                        AMT, 2.03% due 8/01/2034 (c)                                                                  3,500

               6,000    Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds (PEL
                        Technologies Project), VRDN, AMT, 2.07% due 7/01/2027 (c)                                     6,000

               1,955    Perrysburg, Ohio, GO, BAN, 2.20% due 8/11/2005                                                1,960

                        Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
               3,110         (Commercial Turf Products Ltd. Project), AMT, 2.06% due 5/01/2022                        3,110
                 865         (John E. Susong Project), Series B, 2.14% due 5/02/2016                                    865

                        Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
               1,210         (John E. Susong Project), Series A, 2.14% due 5/02/2011                                  1,210
               1,605         (PM Properties One Ltd.), AMT, 2.15% due 11/01/2012                                      1,605

                 400    Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                        VRDN, 2.10% due 12/01/2010 (c)                                                                  400

               1,125    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN, AMT,
                        Series A, 2.14% due 9/01/2007 (c)                                                             1,125

               1,900    Strongsville, Ohio, GO, BAN, 2% due 6/30/2005                                                 1,902

               1,045    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 2.17% due
                        2/01/2010 (c)                                                                                 1,045

               2,300    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                        VRDN, AMT, 2.14% due 12/01/2011 (c)                                                           2,300

                        Summit County, Ohio, IDR, VRDN (c):
                 845         (Ace Precision Industries Inc. Project), 2.22% due 7/01/2014                               845
                 432         (Austin Printing Company Inc. Project), AMT, 2.22% due 8/01/2006                           432
                 785         (Waldonia Investment Project), AMT, 2.14% due 7/01/2018                                    785

               4,500    Tallmadge, Ohio, City School District, GO, BAN, 3% due 6/29/2005                              4,522

               1,170    Tipp City, Ohio, Exempted Village School District, School Construction Notes, BAN,
                        2% due 1/12/2005                                                                              1,170

               3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 2.03% due
                        12/01/2011 (b)(c)                                                                             3,500

               3,500    Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN, AMT,
                        2.14% due 4/01/2013 (c)                                                                       3,500

                 925    Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 2.13% due
                        11/01/2006 (c)                                                                                  925

               2,050    Upper Valley Joint Vocational School District, Ohio, GO, BAN, 2.62% due 11/29/2005            2,056

                 725    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 2.22% due 5/01/2016 (c)         725

                 945    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                        2.14% due 4/01/2011 (c)                                                                         945

               1,850    Vinton County, Ohio, Local School District, GO, BAN, 3% due 7/07/2005                         1,859

               2,100    Wauseon, Ohio, GO, BAN, 2.58% due 11/23/2005                                                  2,111

               3,725    West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                        Streets Project), VRDN, 2.04% due 12/01/2021 (c)                                              3,725

               1,276    Williams County, Ohio, GO, BAN, 1.95% due 5/05/2005                                           1,279

               1,105    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 2.15% due 6/01/2009 (c)        1,105

                        Wood County, Ohio, IDR, VRDN, AMT (c):
                 300         (Centaur Tool and Die Inc. Project), 2.22% due 8/01/2010                                   300
               1,600         (Jerl Machine Project), 2.08% due 9/01/2016                                              1,600

                 580    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 2.22% due 5/01/2010 (c)       580

                        Total Investments (Cost - $388,531*) - 98.9%                                                388,531
                        Other Assets Less Liabilities - 1.1%                                                          4,463
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   392,994
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(d) FSA Insured.

(e) MBIA Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005